Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
7.	Loss Per Share

Basic loss per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period, including stock options and warrants, using the treasury stock method, and convertible debt, using the if-converted method. Diluted EPS excludes all potentially dilutive shares of common stock if their effect is anti-dilutive.

Shares used in calculating basic and diluted loss per share are as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Basic and diluted	9,138,085	6,981,216	8,243,999	6,395,698

The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Stock options and warrants	583,084	646,345	583,084	692,980

7. Earnings Per Share

Basic earnings per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of restricted stock-based awards and common shares issuable upon exercise of stock options and warrants. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised have been converted into common stock.

For the year ended December 31, 2012, 345,000 shares issuable upon exercise of options and 548,550 shares issuable upon exercise of warrants were excluded from the calculation of earnings per share because they were anti-dilutive. For the period September 29, 2011 to December 31, 2011, the diluted and basic weighted average shares were the same due to the net loss reported.

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Basic	6,936,452	5,770,266	N/A
Effect of exercise of warrants	641,109	N/A	N/A
Diluted	7,577,561	N/A	N/A